Guarantees and commitments (Details 5) (CHF) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One Cabot Street | Qatar Investment Authority [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the first quarter of 2012
Sale Leaseback Transaction, Description	office complex of its European headquarters at One Cabot Street in London
Sale Leaseback Transaction, Lease Terms	the Group sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment SARL and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each.
Sale Leaseback Transaction, Related Party Transaction	OCS Investment SARL is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.
Uetlihof | Norwegian Government Pension Fund Global [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the fourth quarter of 2012
Sale Leaseback Transaction, Description	Uetlihof office complex in Zurich, the Group's principal office building worldwide
Sale Leaseback Transaction, Lease Terms	the Group sold the Uetlihof office complex in Zurich, the Group's principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years.
Sale Leaseback Transaction, Related Party Transaction	Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.
Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2012
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	the Group entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangement with a lease term of between five and ten years.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	41
Bank | One Cabot Street | Qatar Investment Authority [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the first quarter of 2012
Sale Leaseback Transaction, Description	office complex of its European headquarters at One Cabot Street in London
Sale Leaseback Transaction, Lease Terms	the Bank sold the office complex of its European headquarters at One Cabot Street in London to OCS Investment SARL and leased back this property under an operating lease arrangement for 22 years, with two options to extend the lease by five years each.
Sale Leaseback Transaction, Related Party Transaction	OCS Investment SARL is a company wholly-owned by the Qatar Investment Authority, which is a minority shareholder of the Group.
Bank | Uetlihof | Norwegian Government Pension Fund Global [Member]
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	In the fourth quarter of 2012
Sale Leaseback Transaction, Description	Uetlihof office complex in Zurich, the Bank's principal office building worldwide
Sale Leaseback Transaction, Lease Terms	the Bank sold the Uetlihof office complex in Zurich, the Bank's principal office building worldwide, to Norges Bank Investment Management and leased back this property under an operating lease arrangement for 25 years, with the option to extend the lease by up to 15 years.
Sale Leaseback Transaction, Related Party Transaction	Norges Bank Investment Management was acting as the buyer on behalf of the Norwegian Government Pension Fund Global, which is a minority shareholder of the Group.
Bank | Other transactions
Sale Leaseback Transaction [Line Items]
Sale Leaseback Transaction, Date	During 2012
Sale Leaseback Transaction, Description	own property
Sale Leaseback Transaction, Lease Terms	the Bank entered into several smaller sale-leaseback transactions in respect of own property, which were all recognized as operating lease arrangement with a lease term of between five and ten years.
Sale Leaseback Transaction, Rent Expense, Total Expected During Lease Term	41